Filed Pursuant to 497(e)
1933 Act File Nos. 002-93131, 033-36065
1940 Act File Nos. 811-04044, 811-06673

Parnassus Funds

April 1, 2014

Supplement to the Prospectus, Summary Prospectuses and Statement of Additional Information
each dated May 1, 2013, with Prospectus and Statement of Additional Information each supplemented as of September 30, 2013

Fund Name Changes

Effective on May 1, 2014, the name of the Parnassus Equity Income Fund and the Parnassus Workplace Fund will change, as outlined below.  Each Fund’s investment objective and principal investment strategies will remain the same.  Accordingly, effective on May 1, 2014, all references in the Prospectus, Summary Prospectuses and Statement of Additional Information are hereby changed as follows:

Current Fund Name	New Fund Name
Parnassus Equity Income Fund	Parnassus Core Equity Fund
Parnassus Workplace Fund	Parnassus Endeavor Fund

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Please retain this Supplement for future reference.